Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000012079 | Prologis, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	9.30%
C000012079 | Welltower, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	9.30%
C000012079 | Equinix, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.30%
C000012079 | American Tower Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	6.70%
C000012079 | Digital Realty Trust, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.40%
C000012079 | Simon Property Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.20%
C000012079 | Public Storage, , , 0
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012079 | Realty Income Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012079 | Crown Castle, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012079 | Ventas, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012079 | Specialized REITs
Holdings [Line Items]
Percent of Total Investments	42.60%
C000012079 | Residential REITs
Holdings [Line Items]
Percent of Total Investments	16.90%
C000012079 | Retail REITs
Holdings [Line Items]
Percent of Total Investments	14.10%
C000012079 | Health Care REITs
Holdings [Line Items]
Percent of Total Investments	13.00%
C000012079 | Industrial REITs
Holdings [Line Items]
Percent of Total Investments	10.60%
C000012079 | Office REITs
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012079 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012098 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	14.80%
C000012098 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	12.00%
C000012098 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012098 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012098 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012098 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012098 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012098 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012098 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012098 | Netflix, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012098 | Information Technology
Holdings [Line Items]
Percent of Total Investments	51.80%
C000012098 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.80%
C000012098 | Financials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000012098 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.90%
C000012098 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000012098 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012098 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012098 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012098 | Materials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012098 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012098 | Energy
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012101 | Capital One Financial Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012101 | Robinhood Markets, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012101 | Snowflake, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012101 | Newmont Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012101 | Marvell Technology, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012101 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012101 | Emerson Electric Co., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012101 | Cloudflare, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012101 | Johnson Controls International plc, , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012101 | Bank of New York Mellon Corp. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012101 | Information Technology
Holdings [Line Items]
Percent of Total Investments	14.70%
C000012101 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.50%
C000012101 | Financials
Holdings [Line Items]
Percent of Total Investments	15.90%
C000012101 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012101 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.80%
C000012101 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.60%
C000012101 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.40%
C000012101 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012101 | Materials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012101 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012101 | Energy
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012193 | Robinhood Markets, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012193 | Snowflake, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012193 | Marvell Technology, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012193 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012193 | Cloudflare, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012193 | Royal Caribbean Cruises Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012193 | Vertiv Holdings Co., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012193 | Coinbase Global, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012193 | ROBLOX Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012193 | Quanta Services, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012193 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.00%
C000012193 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.50%
C000012193 | Financials
Holdings [Line Items]
Percent of Total Investments	12.60%
C000012193 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012193 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000012193 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.00%
C000012193 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012193 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012193 | Materials
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012193 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012193 | Energy
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012197 | Credo Technology Group Holding Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012197 | Ciena Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012197 | Bloom Energy Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012197 | Rocket Lab Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012197 | Astera Labs, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012197 | Coherent Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012197 | BWX Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012197 | IonQ, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012197 | FTAI Aviation Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012197 | Fabrinet, , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012197 | Information Technology
Holdings [Line Items]
Percent of Total Investments	22.00%
C000012197 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.10%
C000012197 | Financials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000012197 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012197 | Industrials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000012197 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.90%
C000012197 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012197 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012197 | Materials
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012197 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012197 | Energy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012198 | Sandisk Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012198 | Rocket Cos., Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012198 | NEXTracker, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Annaly Capital Management, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Toll Brothers, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Bunge Global SA, , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Viatris, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Skyworks Solutions, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | TD SYNNEX Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012198 | Host Hotels & Resorts, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012198 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012198 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000012198 | Financials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000012198 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012198 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000012198 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.40%
C000012198 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012198 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012198 | Materials
Holdings [Line Items]
Percent of Total Investments	5.40%
C000012198 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012198 | Energy
Holdings [Line Items]
Percent of Total Investments	6.10%